Transactions with Related Parties - Basset, Steel Wheel, Cardiff Tankers, Vivid, GSA (Details) $ in Thousands	8 Months Ended		12 Months Ended		28 Months Ended	36 Months Ended	43 Months Ended
	Aug. 19, 2014 USD ($)	Aug. 20, 2013 USD ($)	Dec. 31, 2015 shares	Dec. 30, 2014 USD ($)	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2015
Basset Holding Inc. | Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings
Consultancy agreement terms in year			5 years
Basset Holding Inc. | Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings | Renewal
Consultancy agreement terms in year			1 year
Basset Holding Inc. | Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset
Consultancy agreement terms in year							5 years
Basset Holding Inc. | Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset | Renewal
Consultancy agreement terms in year							1 year
Basset Holding Inc. | Consultancy Agreement Effective 1 June 2012 between wholly owned Subsidiary of Ocean Rig and Basset | Ocean Rig UDW Inc.
Ownership in Ocean Rig | shares			114,286
Basset Holding Inc. | Consultancy Agreement Compensation Committee approval on 20 August 2013
Cash Bonus		$ 3,000
Basset Holding Inc. | Consultancy Agreement Compensation Committee Approval On 19 August 2014
Cash Bonus	$ 4,000
Basset Holding Inc. | Consultancy Agreement Compensation Committee Approval On 30 December 2014
Cash Bonus				$ 3,000
Steel Wheel Investments | Ocean Rig UDW Inc.
Ownership in Ocean Rig | shares			1,570,226
Cardiff Tankers Inc.
Chartering commission			1.25%
Vivid Finance Limited | Consultancy Agreement Effective 1 September 2010 between Company and Vivid Finance Limited
Commission in connection to financing related services					0.20%
Consultancy agreement terms in year					5 years
Vivid Finance Limited | Consultancy Agreement Effective 1 January 2013 between Ocean Management Inc. and Vivid
Commission in connection to financing related services						0.20%
Blue Fin Tankers Inc. pool | Termination of pooling agreements
Number of vessels			3			3	3
Sigma Tankers Inc. pool | Termination of pooling agreements
Number of vessels			4			4	4